Warrants - Schedule of Fair Value Outstanding Series A Warrants (Details) - Series A warrants [Member] - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Fair Value Outstanding Series A Warrants [Line Items]
Balance beginning (in Shares)		2,981,818	4,636,364
Issuance of warrants - October 2023 (in Shares)				4,636,364
Balance ending (in Shares)		1,837,461	2,981,818	4,636,364
Balance beginning		$ 4,511,491	$ 1,564,773
Initial measurement				1,287,173
Change in fair value		(1,918,203)	5,688,891	277,600
Exercise of warrants	[1]	(1,834,416)	(2,742,173)
Balance ending		$ 758,872	$ 4,511,491	$ 1,564,773
Exercise of warrants (in Shares)		1,144,357	1,654,546

[1]	See note 10B